DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative financial instruments
NOTE 23 – DERIVATIVE FINANCIAL INSTRUMENTS

Please refer to Note 25 for further information on fair value hierarchies.

USDm	2023	2022	2021
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements — fair value through profit and loss	1.7	—	0.4
Bunker swaps — fair value through profit and loss	(0.2)	—	0.2
Bunker swaps — hedge accounting	(0.5)	—	0.1

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts — hedge accounting	0.5	0.4	(1.6)
Interest rate swaps — hedge accounting	35.3	53.7	(2.2)
Fair value of derivatives as of December 31	36.8	54.1	(3.1)

Derivative financial instruments are presented as below on the balance sheet:

	Financial	Financial
USDm	assets	liabilities
2023
Offsetting financial assets and financial liabilities:
Gross amount	37.7	(0.9)
Offsetting amount	(0.1)	0.1
Net amount presented in the statement of financial position	37.6	(0.8)

	Financial	Financial
USDm	assets	liabilities
2022
Offsetting financial assets and financial liabilities:
Gross amount	54.5	(0.4)
Offsetting amount	—	—
Net amount presented in the statement of financial position	54.5	(0.4)

	Financial	Financial
USDm	assets	liabilities
2021
Offsetting financial assets and financial liabilities:
Gross amount	7.7	(10.8)
Offsetting amount	—	—
Net amount presented in the statement of financial position	7.7	(10.8)

Derivative financial instruments assets are offset against derivative financial instruments liabilities where the counterparty is identical.
Hedging of risks with derivative financial instruments is made with a ratio of 1:1. Sources of ineffectiveness are mainly derived from differences in timing and credit risk adjustments. Any ineffective portions of the cash flow hedges are recognized in the income statement as financial items. Value adjustments of the effective part of cash flow hedges are recognized directly in comprehensive income. Gains and losses on cash flow hedges are transferred upon realization from the equity hedging reserve into the income statement.
NOTE 23 - continued
At year-end 2023, 2022, and 2021, TORM held the following derivative financial instruments designated as hedge accounting:

2023	Notional value	Unit	2024	2025	After 2025
Forward exchange contracts (USD/DKK) ¹⁾	325.5	DKKm	325.5	—
Interest rate swaps ²⁾	923.0	USDm	103.3	172.0	647.7
Bunker swaps ³⁾	9,600.0	MT	9,600.0	—	—

¹⁾ The average hedge of USD/DKK currency was 6.8
²⁾ The average interest rate was 1.45% p.a. plus margin.
³⁾ The average price of the hedging instruments was USD 539.2

Hedge accounting			Expected maturity
2022	Notional value	Unit	2023	2024	After 2024
Forward exchange contracts (USD/DKK) ¹⁾	280.3	DKKm	280.3	—	—
Interest rate swaps ²⁾	687.2	USDm	136.9	51.6	498.7

¹⁾ The average hedge of USD/DKK currency was 6.9
²⁾ The average interest rate was 1.37 p.a. plus margin.

Hedge accounting			Expected maturity
2021	Notional value	Unit	2022	2023	After 2023
Forward exchange contracts (USD/DKK) ¹⁾	274.0	DKKm	274.0	—	—
Interest rate swaps ²⁾	768.7	USDm	130.9	136.9	500.9
Bunker swaps ³⁾	9,920.0	MT	9,920.0	—	—

¹⁾ The average hedge of USD/DKK currency was 6.3
²⁾ The average interest rate was 1.38 p.a. plus margin.
³⁾ The average price of the hedging instruments was USD 642.4
Interest rate swaps with a fair value of USD 35.3m (net gain) applying the USD Secured Overnight Financing Rate ("SOFR") compounded in arrears settings are designated as hedge accounting relationships to fix a part of TORM's interest payments during the period 2024-2032 with a notional value of USD 923.0m (2022: USD 687.2m, 2021: USD 768.7m).
The derivatives are not under central clearing but are settled on a bilateral basis with the counterparties. All contracts are settled in a net amount per counterparty, and therefore the net value per counterparty is presented in the financial statement.
Cash collateral of USD 27.9m (2022: USD 1.4m, 2021: USD 3.7m) has been provided as security for the agreements relating to derivative financial instruments, which does not meet the offsetting criteria in IAS 32, but which can be offset against the net amount of the derivative asset and derivative liability in case of default, and insolvency, or bankruptcy in accordance with associated collateral arrangements.
TORM did not enter into any enforceable netting arrangements.
Further details on derivative financial instruments are provided in Notes 24 and 25.
NOTE 23 - continued
Forward freight agreements (FFAs) of USD 23.0m (net gain) have been recognized in the income statement in 2023 (2022: USD -33.3m, 2021: USD 0.4m). FFAs are used to mitigate fluctuations in the freight rates of vessels with a duration of 0-24 months.The FFAs are not designated for hedge accounting.
Bunker swap agreements of USD 1.0m (net gain) have been recognized in the income statement in 2023 (2022: USD 13.8m, 2021: USD 12.0m). Bunker swaps with a duration similar to the period hedged are used to reduce the exposure to fluctuations in bunker prices for fixed voyages. Bunker swap agreements are designated as hedge accounting when appropriate.
Forward exchange contracts with a fair value of USD 0.5m (net gain) are designated as hedge accounting relationships to hedge a part of TORM payments in 2024 regarding administrative and operating expenses denominated in DKK with a notional value of DKK 325.5m (2022: DKK 280.3m, 2021: DKK 274.0m).
The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2023, 2022 and 2021.

	Income statement				Other comprehensive income		Equity
USDm	Port expenses, bunkers, and commissions	Financial items	Operating expenses	Admini- strative expenses	Transfer to income statement	Fair value adjustment	Hedging reserves as of December 31
2023
Forward freight agreements	23.0	—	—	—	—	—	—
Bunker swaps	1.0	—	—	—	0.3	(0.8)	(0.5)
Forward exchange contracts	—	—	—	(0.1)	0.1	0.1	0.5
Interest rate swaps	—	24.7	—	—	(22.3)	3.7	34.1
Total	24.0	24.7	—	(0.1)	(21.9)	3.0	34.1

2022
Forward freight agreements	(33.3)	—	—	—	—	—	—
Bunker swaps	13.8	—	—	—	(3.3)	3.3	—
Forward exchange contracts	—	—	(2.4)	(2.3)	4.6	(2.7)	0.4
Interest rate swaps	—	3.2	—	—	0.4	54.3	52.6
Total	(19.5)	3.2	(2.4)	(2.3)	1.7	54.9	53.0

2021
Forward freight agreements	0.4	—	—	—	—	—	—
Bunker swaps	12.0	—	—	—	(2.8)	2.1	0.1
Forward exchange contracts	—	—	0.1	0.1	(0.2)	(3.4)	(1.6)
Interest rate swaps	—	(10.8)	—	—	11.7	9.8	(2.1)
Total	12.4	(10.8)	0.1	0.1	8.7	8.5	(3.6)

The hedging reserves as of December 31 relates to derivatives used for cash flow hedge for open hedge instruments, only. Certain interest rate swaps include portions of ineffectiveness. The ineffectiveness is recognized in "Financial expenses" in the income statement. Please refer to page F-59 for a full overview of the fair value of hedge instruments.
Please refer to Note 21 for further information on commercial and financial risks.
NOTE 23 - continued
Accounting Policies
Derivative financial instruments and hedge accounting
Derivative financial instruments, primarily forward currency exchange contracts, forward freight agreements, interest rate hedges, and forward contracts regarding bunker purchases are entered into to eliminate risks relating to future fluctuations in prices and interest rates, etc. on future committed or anticipated transactions. TORM applies hedge accounting under the specific rules on cash flow hedges, when appropriate, as described below for each type of derivative.
Changes in the fair value of derivative financial instruments designated as cash flow hedges and deemed to be effective are recognized directly in “Other comprehensive income”. When the hedged transaction is recognized in the income statement, the cumulative value adjustment recognized in “Other comprehensive income” is transferred to the income statement and included in the same line as the hedged transaction. However, when the hedged transaction results in the recognition of a fixed asset, the gains and losses previously accumulated in “Other comprehensive income” are transferred from “Other comprehensive income” and included in the initial measurement of the cost of the fixed asset. Changes in the fair value of a portion of a hedge deemed to be ineffective are recognized in the income statement.
Changes in the fair value of derivative financial instruments not designated as hedges are recognized in the income statement. While effectively reducing cash flow risk in accordance with the Company’s risk management policy, certain forward freight agreements and forward contracts regarding bunker purchases do not qualify for hedge accounting. Changes in fair value of these derivative financial instruments are therefore recognized in the income statement under “Financial income” or “Financial expenses” for interest rate swaps with cap features and under “Port expenses, bunkers and commissions” for forward freight agreements and forward bunker contracts.